Financial Instruments and Fair Value Measurements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Carrying amount	$ 6,731,744	$ 6,830,140
Impairment loss (Note 6)	(414,986)	$ 0	$ 0
Drilling units
Carrying amount	$ 1,024,986